Property and Equipment, Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Property Plant And Equipment Useful Life And Values [Abstract]
Depreciation and amortization expenses	$ 2,351	14,228	15,791	16,541